FEDERATED INCOME TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 April 1, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INCOME TRUST
         1933 Act File No. 2-75366
         1940 Act File No. 811-3352

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated March 31, 1998, that would have been filed under Rule 497(c), does not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed 485(b) as Post-Effective Amendment No. 28 on March 26, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-2614.

                                          Very truly yours,



                                          /s/ Anthony R. Bosch
                                          Anthony R. Bosch
                                          Assistant Secretary